Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 580.5	$ 772.6
Accounts receivable, net	4,181.3	3,844.1
Prepaid expenses and other assets	176.3	197.6
Future income tax benefits	52.4	59.7
Total current assets	4,990.5	4,874.0
Other Assets
Goodwill	984.7	954.1
Intangible assets, net	354.9	376.2
Other assets	395.1	355.1
Total other assets	1,734.7	1,685.4
Property and Equipment
Land, buildings, leasehold improvements and equipment	685.6	688.8
Less: accumulated depreciation and amortization	511.1	518.5
Net property and equipment	174.5	170.3
Total assets	6,899.7	6,729.7
Current Liabilities
Accounts payable	1,370.6	1,313.9
Employee compensation payable	221.9	240.2
Accrued liabilities	520.8	547.4
Accrued payroll taxes and insurance	712.4	677.7
Value added taxes payable	502.3	482.2
Short-term borrowings and current maturities of long-term debt	434.2	28.7
Total current liabilities	3,762.2	3,290.1
Other Liabilities
Long-term debt	266.0	669.3
Other long-term liabilities	388.1	373.1
Total other liabilities	654.1	1,042.4
Shareholders' Equity
Common stock	1.1	1.1
Capital in excess of par value	2,839.9	2,781.7
Retained earnings	971.7	785.2
Accumulated other comprehensive income	35.3	87.0
Treasury stock at cost	(1,364.6)	(1,257.8)
Total shareholders' equity	2,483.4	2,397.2
Total liabilities and shareholders' equity	$ 6,899.7	$ 6,729.7